Schedule of Investments (unaudited) March 31, 2020	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.9%

Aerospace & Defense — 2.0%
Boeing Co. (The)	4,232	$631,160
Curtiss-Wright Corp.	549	50,733
HEICO Corp.	7,621	568,603
Hexcel Corp.	3,651	135,781
Lockheed Martin Corp.	8,408	2,849,892
Northrop Grumman Corp.	990	299,524
Raytheon Co.	8,793	1,153,202
Teledyne Technologies, Inc.(a)	4,858	1,444,138

		7,133,033

Air Freight & Logistics — 0.2%
FedEx Corp.	1,228	148,907
United Parcel Service, Inc., Class B	7,535	703,920

		852,827

Airlines — 0.1%
Alaska Air Group, Inc.	3,532	100,556
Delta Air Lines, Inc.	12,976	370,205

		470,761

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)	30,755	178,994

Automobiles — 0.4%
General Motors Co.	28,316	588,407
Harley-Davidson, Inc.(b)	1,685	31,897
Tesla, Inc.(a)	1,705	893,420

		1,513,724

Banks — 3.3%
Bank of America Corp.	109,478	2,324,218
Bank OZK	3,716	62,057
Citigroup, Inc.	19,125	805,545
Citizens Financial Group, Inc.	15,082	283,692
Cullen/Frost Bankers, Inc.(b)	16,047	895,262
East West Bancorp, Inc.	7,903	203,423
First Horizon National Corp.	8,910	71,815
JPMorgan Chase & Co.	47,118	4,242,034
PNC Financial Services Group, Inc. (The)	6,543	626,296
Truist Financial Corp.	10,118	312,039
US Bancorp	9,805	337,782
Webster Financial Corp.	2,483	56,861
Wells Fargo & Co.	56,865	1,632,026
Zions Bancorp NA(b)	2,962	79,263

		11,932,313

Beverages — 2.2%
Coca-Cola Co. (The)	58,456	2,586,678
Coca-Cola European Partners plc	8,270	310,373
Molson Coors Beverage Co., Class B	31,929	1,245,550
PepsiCo, Inc.	31,078	3,732,468

		7,875,069

Biotechnology — 4.4%
AbbVie, Inc.	58,669	4,469,991
Alexion Pharmaceuticals, Inc.(a)	1,841	165,303
Amgen, Inc.	8,841	1,792,336
Biogen, Inc.(a)	2,811	889,344
Gilead Sciences, Inc.	58,153	4,347,518
Incyte Corp.(a)	7,126	521,837
Moderna, Inc.(a)	3,364	100,752

Security	Shares	Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)	1,782	$870,133
United Therapeutics Corp.(a)	4,652	441,126
Vertex Pharmaceuticals, Inc.(a)	9,979	2,374,503

		15,972,843

Building Products — 0.7%
Allegion plc	27,264	2,508,833
Resideo Technologies, Inc.(a)	11,426	55,302

		2,564,135

Capital Markets — 3.1%
Affiliated Managers Group, Inc.	9,170	542,314
Bank of New York Mellon Corp. (The)	12,588	423,964
Charles Schwab Corp. (The)(b)	31,048	1,043,834
CME Group, Inc.	4,461	771,351
FactSet Research Systems, Inc.(b)	5,010	1,306,007
Goldman Sachs Group, Inc. (The)	2,573	397,760
Intercontinental Exchange, Inc.	16,269	1,313,722
Invesco Ltd.(b)	3,067	27,848
Moody’s Corp.	2,586	546,939
Morgan Stanley	63,241	2,150,194
Nasdaq, Inc.	488	46,335
Northern Trust Corp.	756	57,048
S&P Global, Inc.	9,375	2,297,344
T. Rowe Price Group, Inc.	2,071	202,233
TD Ameritrade Holding Corp.	4,051	140,408

		11,267,301

Chemicals — 1.2%
Air Products & Chemicals, Inc.	5,203	1,038,571
Dow, Inc.	6,569	192,077
DuPont de Nemours, Inc.	1,857	63,324
Ecolab, Inc.	5,777	900,230
LyondellBasell Industries NV, Class A	2,871	142,488
Mosaic Co. (The)	30,854	333,840
PPG Industries, Inc.	4,786	400,110
Sherwin-Williams Co. (The)	2,472	1,135,933

		4,206,573

Commercial Services & Supplies — 0.4%
ADT, Inc.(b)	17,567	75,889
Cintas Corp.	6,923	1,199,202
Copart, Inc.(a)	2,530	173,356

		1,448,447

Communications Equipment — 0.5%
Ciena Corp.(a)	6,997	278,550
Cisco Systems, Inc.	42,464	1,669,260

		1,947,810

Construction & Engineering — 0.5%
EMCOR Group, Inc.	16,707	1,024,473
Fluor Corp.	25,737	177,843
MasTec, Inc.(a)(b)	15,406	504,238
Quanta Services, Inc.	2,989	94,841

		1,801,395

Consumer Finance — 0.8%
Ally Financial, Inc.	50,282	725,569
American Express Co.	15,918	1,362,740
Capital One Financial Corp.	17,576	886,182

		2,974,491

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.2%
WestRock Co.	19,690	$556,439

Distributors — 0.0%
Pool Corp.	815	160,368

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(a)	1,835	187,170
Grand Canyon Education, Inc.(a)	2,796	213,293
H&R Block, Inc.	57,397	808,150

		1,208,613

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(a)	34,480	6,303,978

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	68,720	2,003,188
CenturyLink, Inc.(b)	41,824	395,655
Cogent Communications Holdings, Inc.	651	53,363
Verizon Communications, Inc.	39,578	2,126,526

		4,578,732

Electric Utilities — 1.7%
Alliant Energy Corp.	8,773	423,648
Eversource Energy(b)	37,543	2,936,238
IDACORP, Inc.	5,817	510,675
NextEra Energy, Inc.	2,252	541,876
Pinnacle West Capital Corp.	5,828	441,704
Xcel Energy, Inc.	24,354	1,468,546

		6,322,687

Electrical Equipment — 0.8%
AMETEK, Inc.	24,634	1,774,141
Hubbell, Inc.	11,030	1,265,582

		3,039,723

Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc.	31,627	793,838
National Instruments Corp.	37,018	1,224,555

		2,018,393

Energy Equipment & Services — 0.1%
Baker Hughes Co.(b)	11,239	118,010
Helmerich & Payne, Inc.(b)	4,609	72,131
Patterson-UTI Energy, Inc.(b)	22,927	53,878
TechnipFMC plc	10,295	69,388
Transocean Ltd.(a)(b)	92,928	107,797

		421,204

Entertainment — 0.7%
Activision Blizzard, Inc.	1,594	94,811
Cinemark Holdings, Inc.	19,681	200,549
Electronic Arts, Inc.(a)	3,392	339,777
Netflix, Inc.(a)	2,424	910,212
Spotify Technology SA(a)	3,276	397,838
Walt Disney Co. (The)	5,892	569,167
Zynga, Inc., Class A(a)	31,571	216,261

		2,728,615

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.(b)	3,426	469,567
American Tower Corp.	581	126,513
AvalonBay Communities, Inc.	2,373	349,234
Boston Properties, Inc.	22,933	2,115,111

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust, Inc.	1,746	$242,537
Douglas Emmett, Inc.	1,659	50,616
Equity Residential	10,472	646,227
Host Hotels & Resorts, Inc.(b)	51,490	568,450
Lamar Advertising Co., Class A	21,201	1,087,187
Macerich Co. (The)	2,914	16,406
National Retail Properties, Inc.	4,348	139,962
Outfront Media, Inc.	8,865	119,500
Park Hotels & Resorts, Inc.	66,853	528,807
Prologis, Inc.	19,371	1,556,847
QTS Realty Trust, Inc., Class A	1,236	71,700
Realty Income Corp.	1,814	90,446
RLJ Lodging Trust	69,850	539,242
Simon Property Group, Inc.	11,717	642,795
Ventas, Inc.	2,501	67,027
Welltower, Inc.	7,147	327,190

		9,755,364

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	13,178	3,757,443
Performance Food Group Co.(a)(b)	2,393	59,155
Walmart, Inc.	6,504	738,985

		4,555,583

Food Products — 1.5%
General Mills, Inc.(b)	50,699	2,675,386
Hershey Co. (The)	20,588	2,727,910
Lamb Weston Holdings, Inc.	2,354	134,414

		5,537,710

Gas Utilities — 0.2%
Southwest Gas Holdings, Inc.	12,025	836,459

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories(b)	14,671	1,157,689
DexCom, Inc.(a)	481	129,519
Edwards Lifesciences Corp.(a)	10,148	1,914,116
Hologic, Inc.(a)	19,401	680,975
IDEXX Laboratories, Inc.(a)	4,059	983,252
Stryker Corp.	23,751	3,954,304

		8,819,855

Health Care Providers & Services — 2.9%
AMN Healthcare Services, Inc.(a)	2,974	171,927
Anthem, Inc.	8,994	2,041,998
Cigna Corp.	4,812	852,590
CVS Health Corp.	36,575	2,169,994
HCA Healthcare, Inc.	1,075	96,589
McKesson Corp.	1,897	256,588
UnitedHealth Group, Inc.	19,981	4,982,862

		10,572,548

Health Care Technology — 0.3%(a)
Teladoc Health, Inc.	2,124	329,241
Veeva Systems, Inc., Class A	4,232	661,758

		990,999

Hotels, Restaurants & Leisure — 1.6%
Boyd Gaming Corp.	13,509	194,800
Chipotle Mexican Grill, Inc.(a)	1,185	775,464
Choice Hotels International, Inc.	9,511	582,549
Darden Restaurants, Inc.	9,813	534,416
Dunkin’ Brands Group, Inc.	961	51,029

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Extended Stay America, Inc.	59,583	$435,552
International Game Technology plc(b)	7,236	43,054
McDonald’s Corp.	12,626	2,087,709
Starbucks Corp.	10,404	683,958
Texas Roadhouse, Inc.	10,840	447,692
Vail Resorts, Inc.	821	121,270

		5,957,493

Household Durables — 0.2%
DR Horton, Inc.	21,926	745,484

Household Products — 2.0%
Church & Dwight Co., Inc.	15,854	1,017,510
Clorox Co. (The)	7,009	1,214,309
Procter & Gamble Co. (The)	47,448	5,219,280

		7,451,099

Industrial Conglomerates — 0.8%
3M Co.	1,182	161,355
Carlisle Cos., Inc.	587	73,539
Honeywell International, Inc.	15,741	2,105,989
Roper Technologies, Inc.(b)	1,931	602,105

		2,942,988

Insurance — 1.8%
Aon plc	1,362	224,785
Arthur J Gallagher & Co.	15,038	1,225,747
Cincinnati Financial Corp.	9,459	713,682
First American Financial Corp.	11,360	481,778
Globe Life, Inc.	11,918	857,738
Marsh & McLennan Cos., Inc.	8,905	769,926
Prudential Financial, Inc.	35,838	1,868,593
Unum Group	16,086	241,451
Willis Towers Watson plc	1,951	331,377

		6,715,077

Interactive Media & Services — 5.3%(a)
Alphabet, Inc., Class A	5,821	6,763,711
Alphabet, Inc., Class C	4,540	5,279,157
Facebook, Inc., Class A	41,100	6,855,480
TripAdvisor, Inc.	12,609	219,271
Twitter, Inc.	10,265	252,108
Yelp, Inc.	9,399	169,464

		19,539,191

Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc.(a)	8,276	16,135,883

IT Services — 4.9%
Accenture plc, Class A	2,306	376,478
Amdocs Ltd.	4,845	266,330
Automatic Data Processing, Inc.	28,957	3,957,843
Fidelity National Information Services, Inc.	704	85,635
Fiserv, Inc.(a)	3,816	362,482
Gartner, Inc.(a)	2,285	227,517
Jack Henry & Associates, Inc.	3,002	466,030
Mastercard, Inc., Class A	28,092	6,785,903
Paychex, Inc.	43,151	2,715,061
PayPal Holdings, Inc.(a)	9,283	888,754
Visa, Inc., Class A	11,740	1,891,549

		18,023,582

Security	Shares	Value

Life Sciences Tools & Services — 0.0%(a)
Bio-Rad Laboratories, Inc., Class A	234	$82,031
Mettler-Toledo International, Inc.	115	79,409

		161,440

Machinery — 2.0%
AGCO Corp.	5,978	282,460
Fortive Corp.	2,010	110,932
IDEX Corp.	7,071	976,576
Oshkosh Corp.	19,741	1,269,939
PACCAR, Inc.	64,378	3,935,427
Snap-on, Inc.(b)	5,793	630,394

		7,205,728

Media — 2.1%
AMC Networks, Inc., Class A(a)(b)	24,457	594,550
Comcast Corp., Class A	37,518	1,289,869
Discovery, Inc., Class A(a)(b)	93,759	1,822,675
Interpublic Group of Cos., Inc. (The)(b)	120,163	1,945,439
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	1,283	40,658
Nexstar Media Group, Inc., Class A(b)	1,975	114,017
Sirius XM Holdings, Inc.(b)	391,779	1,935,388

		7,742,596

Metals & Mining — 0.2%
Alcoa Corp.(a)(b)	35,035	215,816
Reliance Steel & Aluminum Co.	5,845	511,963

		727,779

Multiline Retail — 0.9%
Dollar General Corp.	15,599	2,355,605
Target Corp.	9,311	865,644

		3,221,249

Multi-Utilities — 1.1%
Ameren Corp.	17,263	1,257,264
CMS Energy Corp.	2,160	126,900
Consolidated Edison, Inc.	16,690	1,301,820
DTE Energy Co.	15,009	1,425,405

		4,111,389

Oil, Gas & Consumable Fuels — 2.4%
Apache Corp.(b)	3,581	14,968
Chevron Corp.	14,741	1,068,133
Concho Resources, Inc.	2,869	122,937
ConocoPhillips	21,021	647,447
Continental Resources, Inc.(a)(b)	50,369	384,819
Devon Energy Corp.	3,221	22,257
Diamondback Energy, Inc.	1,655	43,361
EOG Resources, Inc.	46,651	1,675,704
Exxon Mobil Corp.	50,535	1,918,814
Marathon Oil Corp.(b)	142,398	468,489
Marathon Petroleum Corp.	20,184	476,746
ONEOK, Inc.	1,227	26,761
Pioneer Natural Resources Co.	247	17,327
Suncor Energy, Inc.	31,570	498,806
Valero Energy Corp.	11,734	532,254
Williams Cos., Inc. (The)	50,118	709,170

		8,627,993

Paper & Forest Products — 0.2%
Domtar Corp.	33,113	716,565

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	9,433	$1,503,054

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	29,317	1,634,129
Eli Lilly & Co.	1,022	141,772
Johnson & Johnson	55,549	7,284,140
Merck & Co., Inc.	51,085	3,930,480
Mylan NV(a)	13,746	204,953
Pfizer, Inc.	62,051	2,025,345
Zoetis, Inc.	20,577	2,421,707

		17,642,526

Professional Services — 0.4%
IHS Markit Ltd.(a)	10,355	621,300
Robert Half International, Inc.(b)	19,123	721,893

		1,343,193

Road & Rail — 0.5%
CSX Corp.	8,772	502,636
Landstar System, Inc.	4,472	428,686
Norfolk Southern Corp.	2,121	309,666
Ryder System, Inc.	4,448	117,605
Uber Technologies, Inc.(a)	4,269	119,190
Union Pacific Corp.	1,892	266,848

		1,744,631

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	387	34,695
Applied Materials, Inc.	2,563	117,437
Broadcom, Inc.	2,184	517,826
Cirrus Logic, Inc.(a)	16,992	1,115,185
Cypress Semiconductor Corp.	5,589	130,336
Intel Corp.	74,117	4,011,212
Lam Research Corp.	6,658	1,597,920
Maxim Integrated Products, Inc.	3,022	146,899
NVIDIA Corp.	8,941	2,356,848
QUALCOMM, Inc.	6,425	434,651
Skyworks Solutions, Inc.	15,761	1,408,718
Texas Instruments, Inc.	11,409	1,140,101

		13,011,828

Software — 9.8%
Adobe, Inc.(a)	13,682	4,354,160
Atlassian Corp. plc, Class A(a)	4,257	584,316
Citrix Systems, Inc.	4,303	609,090
Cloudflare, Inc., Class A(a)	15,074	353,937
DocuSign, Inc.(a)	6,591	609,008
Intuit, Inc.	5,437	1,250,510
Manhattan Associates, Inc.(a)	5,236	260,857
Microsoft Corp.	129,662	20,448,994
New Relic, Inc.(a)	4,527	209,328
Paylocity Holding Corp.(a)	1,731	152,882
RingCentral, Inc., Class A(a)	2,582	547,152
salesforce.com, Inc.(a)	17,214	2,478,472
ServiceNow, Inc.(a)	5,455	1,563,294
Slack Technologies, Inc., Class A(a)	12,445	334,024
Smartsheet, Inc., Class A(a)	9,070	376,496
Workday, Inc., Class A(a)	6,891	897,346
Zoom Video Communications, Inc., Class A(a)	2,494	364,423
Zscaler, Inc.(a)	7,014	426,872

		35,821,161

Security	Shares	Value

Specialty Retail — 1.2%
Best Buy Co., Inc.	1,232	$70,224
Home Depot, Inc. (The)	15,952	2,978,398
Lithia Motors, Inc., Class A(b)	1,421	116,224
Lowe’s Cos., Inc.	11,525	991,726
TJX Cos., Inc. (The)	1,791	85,628

		4,242,200

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	72,085	18,330,495
HP, Inc.	22,420	389,211

		18,719,706

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.(a)	4,946	937,514
NIKE, Inc., Class B(b)	40,410	3,343,524
Ralph Lauren Corp.	693	46,313

		4,327,351

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	16,110	102,299

Trading Companies & Distributors — 0.3%
GATX Corp.(b)	19,606	1,226,551

Water Utilities — 0.8%
American Water Works Co., Inc.	25,141	3,005,858

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	43,333	726,261
United States Cellular Corp.(a)	22,070	646,430

		1,372,691

Total Common Stocks — 96.9% (Cost: $394,574,805)		354,635,571

Rights — 0.0%

Pharmaceuticals — 0.0%(a)
Bristol-Myers Squibb Co.	11,568	43,958

Total Rights — 0.0% (Cost: $24,640)		43,958

Total Long-Term Investments — 96.9% (Cost: $394,599,445)		354,679,529

Short-Term Securities — 8.1%(c)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	9,869,225	9,869,225
SL Liquidity Series, LLC, Money Market Series, 0.88%(d)	19,605,900	19,600,019

Total Short-Term Securities — 8.1% (Cost: $29,472,057)		29,469,244

Total Investments — 105.0% (Cost: $424,071,502)		384,148,773

Liabilities in Excess of Other Assets — (5.0)%		(18,148,638)

Net Assets — 100.0%		$ 366,000,135

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Core V.I. Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	3,174,969	6,694,256	—	9,869,225	$9,869,225	$13,236		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	20,681,570	—	(1,075,670)	19,605,900	19,600,019	16,595	(c)	(25,794)	(3,007)

					$29,469,244	$29,831		$(25,794)	$(3,007)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Core V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	93	06/19/20	$11,949	$682,800

Glossary of Terms Used in this Report

Portfolio Abbreviations

S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Advantage Large Cap Core V.I. Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$354,679,529	$—	$—	$354,679,529
Short-Term Securities(a)	9,869,225	—	—	9,869,225

Subtotal	$364,548,754	$—	$—	$364,548,754

Investments Valued at NAV(b)				19,600,019

Total Investments				$384,148,773

Derivative Financial Instruments(c)
Assets:
Equity contracts	$682,800	$—	$—	$682,800

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.